Interest in an equity-accounted investee - carrying amounts in the consolidated financial statements (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of associates [line items]
Current assets		¥ 9,199,087	¥ 4,986,599
Non-current assets		1,505,943	849,652
Current liabilities		3,482,855	3,309,643
Non-current liabilities		570,021	2,849,654
Equity		6,652,154	(323,046)	¥ (113,974)	¥ 564,613
Revenue		9,071,659	8,978,986	9,394,911
Loss for the year		(1,429,447)	(260,176)	(294,409)
Total comprehensive loss for the year		(1,445,995)	¥ (253,815)	¥ (299,243)
Carrying amount in the consolidated financial statements		352,062
YGF Investment V Limited
Disclosure of associates [line items]
Current assets		1,416,584
Non-current assets		1,781,081
Current liabilities		1,437,355
Equity		1,760,310
Loss for the year		(19,690)
Total comprehensive loss for the year		(19,690)
Gross amount of net assets of the equity-accounted investee		¥ 1,760,310
Group's effective interest	20.00%	20.00%
Carrying amount in the consolidated financial statements		¥ 352,062